Restructuring Expense - Accrued Liability Associated with the Restructuring Charges (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Accrued liability, Beginning Balance	$ 1,620,956	$ 543,007	$ 631,084
Charges	99,004	4,158,032	521,632
Payments	(1,550,454)	(3,080,083)	(609,709)
Accrued liability, Ending Balance	169,506	1,620,956	543,007
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability, Beginning Balance	1,620,956	368,168	163,777
Charges		4,158,032	521,632
Payments	(1,451,450)	(2,905,244)	(317,241)
Accrued liability, Ending Balance	169,506	1,620,956	368,168
Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability, Beginning Balance		174,839	467,307
Charges	99,004
Payments	(99,004)	(174,839)	(292,468)
Accrued liability, Ending Balance			$ 174,839